DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregarion of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Revenues	$ 48,561,494	$ 52,399,423	$ 30,694,588
Over the Time [Member]
Revenues [Abstract]
Revenues	26,650,126	27,906,044	14,328,154
At a Point in Time [Member]
Revenues [Abstract]
Revenues	21,911,368	24,493,379	16,366,434
External Market [Member]
Revenues [Abstract]
Revenues	9,144,860	9,269,086	6,664,863
Local Market [Member]
Revenues [Abstract]
Revenues	39,416,634	43,130,337	24,029,725
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	22,620,423	23,785,660	11,469,824
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	22,620,423	23,785,660	11,469,824
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	22,620,423	23,785,660	11,469,824
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	23,138,182	25,578,373	17,189,194
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	1,226,814	1,084,994	822,760
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	21,911,368	24,493,379	16,366,434
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Revenues [Abstract]
Revenues	9,144,860	9,269,086	6,664,863
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	13,993,322	16,309,287	10,524,331
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	2,526,643	2,784,534	1,844,712
Reportable Segments [Member] | Other Services [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	2,526,643	2,784,534	1,844,712
Reportable Segments [Member] | Other Services [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	2,526,643	2,784,534	1,844,712
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	276,246	250,856	190,858
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	276,246	250,856	190,858
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 276,246	$ 250,856	$ 190,858